Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Beginning balance	$ 389,130		$ 387,273	$ 384,272
Profit attributable to noncontrolling interests	1,511	$ 49	1,431	1,285
Income tax relating to remeasurements of defined benefit pension plans	(231)		(78)	(239)
Cash dividends distributed by subsidiaries	(1,053)		(896)	(775)
Share-based payment transactions of subsidiaries	89		73	89
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method			1	(2)
Net increase in noncontrolling interests	111			476
Ending balance	391,529	12,741	389,130	387,273
Noncontrolling interests [Member]
Beginning balance	11,747		11,158	10,115
Profit attributable to noncontrolling interests	1,511		1,431	1,285
Exchange differences arising from the translation of the foreign operations	21		0	(14)
Unrealized gain or loss on financial assets at FVOCI	(25)		2	(3)
Remeasurements of defined benefit pension plans	24		(5)	17
Income tax relating to remeasurements of defined benefit pension plans	(5)		1	(3)
Share of other comprehensive income (loss) of associates and joint ventures	(5)		0	(1)
Cash dividends distributed by subsidiaries	(1,053)		(896)	(775)
Share-based payment transactions of subsidiaries	62		56	63
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0		0	(2)
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	10		0	0
Net increase in noncontrolling interests	111		0	476
Ending balance	$ 12,408	$ 404	$ 11,747	$ 11,158